Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	Cushman & Wakefield Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38611
Entity Tax Identification Number	98-1896559
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Country Region	+1
City Area Code	441
Local Phone Number	295 1422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001628369
Amendment Flag	false